Financial assets held under resale agreements	12 Months Ended
Dec. 31, 2024
Financial Assets Held Under Resale Agreements [Abstract]
Financial assets held under resale agreements
17.	Financial assets held under resale agreements

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Unlisted securities
Bonds	—	—	407,001

Listed securities
Bonds	40,000	28,834	250,000

Interest receivable	23	—	32

	40,023	28,834	657,033

(a)	As of December 31, 2022, 2023 and 2024, the past due principal amount of financial assets held under resale agreements was nil.